UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2009
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      West Creek Capital, LLC

Address:   3 Bethesda Metro Center, Suite 810
           Bethesda, MD  20814


Form 13F File Number: 028-12850


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Jacqueline Manger
Title:  VP, Chief Operating Officer
Phone:  (301) 263-7458

Signature,  Place,  and  Date  of  Signing:

/s/ Jacqueline Manger              Washington, DC                     11/12/2009
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              12

Form 13F Information Table Value Total:  $    42,094.00
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE

                                                  FORM 13F INFORMATION TABLE

           COLUMN 1                COLUMN 2      COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6  COLUMN 7      COLUMN 8
------------------------------ ----------------- --------- -------- ----------------- ---------- -------- -------------------
                                                            VALUE   SHRS OR  SH/ PUT/ INVESTMENT  OTHER    VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN CALL DISCRETION MANAGERS  SOLE   SHARED NONE
------------------------------ ----------------- --------- -------- -------- --- ---- ---------- -------- ------- ------ ----
A H BELO CORP COM CL A         common stock      001282102      673   208280 SH       SOLE                 208280      0    0
BELO CORP COM SER A            common stock      080555105     5957  1101095 SH       SOLE                1101095      0    0
CAPITAL SR LIVING CORP COM     common stock      140475104     7475  1225373 SH       SOLE                1225373      0    0
CBS CORP NEW CL B              common stock      124857202      539    44700 SH       SOLE                  44700      0    0
CMS BANCORP INC COM            common stock      12600U102     1193   167979 SH       SOLE                 167979      0    0
GREAT LAKE DREDGE DCK COM      common stock      390607109     4295   615354 SH       SOLE                 615354      0    0
KAPSTONE PAPER & PACK COM      common stock      48562P103    18376  2257494 SH       SOLE                2257494      0    0
ONVIA COM INC COM              common stock      68338T403     2504   415888 SH       SOLE                 415888      0    0
OVERTURE ACQST CORP SHS        common stock      G6830P100      519    52300 SH       SOLE                  52300      0    0
OVERTURE ACQST CORP WT EXP 013 common stock      G6830P118       13    52300 SH       SOLE                  52300      0    0
SAPPHIRE INDUSTRL CORP COM     common stock      80306T109      526    53000 SH       SOLE                  53000      0    0
SAPPHIRE INDUSTRL CORP WT EXP  common stock      80306T117       24    53000 SH       SOLE                  53000      0    0